Goodwill and Other Intangibles	12 Months Ended
Oct. 31, 2023
Intangible assets and goodwill [abstract]
Goodwill and Other Intangibles
NOTE 14:  GOODWILL AND OTHER INTANGIBLES
The recoverable amount of the Bank’s CGUs is determined from internally developed valuation models that consider various factors and assumptions such as forecasted earnings, growth rates, discount rates, and terminal growth rates. Management is required to use judgment in estimating the recoverable amount of CGUs, and the use of different assumptions and estimates in the calculations could influence the determination of the existence of impairment and the valuation of goodwill. Management believes that the assumptions and estimates used are reasonable and supportable. Where possible, assumptions generated internally are compared to relevant market information. The carrying amounts of the Bank’s CGUs are determined by management using risk-based capital models to adjust net assets and liabilities by CGU. These models consider various factors including market risk, credit risk, and operational risk, including investment capital (comprised of goodwill and other intangibles). As at the date of the last impairment test, the amount of capital not directly attributable to the CGUs and held within the Corporate segment was approximately
$25.2 billion
and primarily related to treasury assets and excess capital managed within the Corporate segment. The Bank’s capital oversight committees provide oversight to the Bank’s capital allocation methodologies.
Key Assumptions
The recoverable amount of each CGU or group of CGUs has been determined based on its estimated value-in-use.
In assessing
value-in-use,
estimated future cash flows based on the Bank’s internal forecast are discounted using an appropriate pre-tax
discount
rate.

The following were the key assumptions applied in the goodwill impairment testing:
Discount Rate
The
pre-tax
discount rates used reflect current market assessments of the risks specific to each group of CGUs and are dependent on the risk profile and capital requirements of each group of
CGUs.
Terminal Value

The earnings included in the goodwill impairment testing for each operating segment were based on the Bank’s internal forecast, which projects expected cash flows over the next five years. Beyond the Bank’s internal forecast, cash flows were assumed to grow at a steady terminal growth rate. Terminal growth rates were based on the expected long-term growth of gross domestic product and inflation and ranged from 2.0% to 4.1% (2022 – 2.0% to 3.9%
).
In considering the sensitivity of the key assumptions discussed above, management determined that a reasonable change in any of the above would not result in the recoverable amount of any of the groups of CGUs to be less than their carrying amount.

Goodwill by Segment
(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail	1	Wealth Management and Insurance	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2021	$900	$13,134		$1,924	$274	$16,232
Additions (disposals)	–	–		–	–	–

Foreign currency translation adjustments and other	2	1,329		80	13	1,424

Carrying amount of goodwill as at October 31, 2022 2	$902	$14,463		$2,004	$287	$17,656
Additions (disposals)	–	–		–	744	744

Foreign currency translation adjustments and other	–	259		16	(73)	202
Carrying amount of goodwill as at October 31, 2023 2	$902	$14,722		$2,020	$958	$18,602

Pre-tax discount rates
2022	9.7%	9.7–10.0%		9.6–11.0%	13.3%

2023	9.7–9.9	10.0–11.3		9.6–11.0	13.9

1	Goodwill predominantly relates to U.S. personal and commercial banking.
2	Accumulated impairment as at October 31, 2023 and October 31, 2022 was nil.
OTHER INTANGIBLES
The following table presents details of other intangibles as at October 31, 2023 and October 31, 2022.

Other Intangibles
(millions of Canadian dollars)	Core deposit intangibles	Credit card related intangibles	Internally generated software	Other software	Other intangibles	Total

Cost
As at November 1, 2021	$2,420	$834	$2,625	$245	$1,059	$7,183
Additions	–	–	651	62	17	730
Disposals	–	–	–	–	–	–
Fully amortized intangibles	–	–	(448)	(72)	8	(512)

Foreign currency translation adjustments and other	244	14	90	(2)	81	427

As at October 31, 2022	$2,664	$848	$2,918	$233	$1,165	$7,828
Additions	–	–	846	52	395	1,293
Disposals	–	–	(1)	(2)	–	(3)
Fully amortized intangibles	–	–	(582)	(37)	–	(619)

Foreign currency translation adjustments and other 1	48	2	(78)	(10)	(4)	(42)
As at October 31, 2023	$2,712	$850	$3,103	$236	$1,556	$8,457

Amortization and impairment
As at November 1, 2021	$2,408	$740	$1,207	$165	$540	$5,060
Disposals	–	–	(1)	–	–	(1)
Impairment losses (reversals)	–	–	–	(1)	–	(1)
Amortization charge for the year	10	17	443	50	79	599
Fully amortized intangibles	–	–	(446)	(72)	3	(515)

Foreign currency translation adjustments and other	244	14	53	11	61	383

As at October 31, 2022	$2,662	$771	$1,256	$153	$683	$5,525
Disposals	–	–	–	–	–	–
Impairment losses (reversals)	–	–	–	–	–	–
Amortization charge for the year	2	11	443	36	180	672
Fully amortized intangibles	–	–	(582)	(37)	–	(619)

Foreign currency translation adjustments and other 1	48	3	10	11	36	108
As at October 31, 2023	$2,712	$785	$1,127	$163	$899	$5,686
Net Book Value:
As at October 31, 2022	$2	$77	$1,662	$80	$482	$2,303
As at October 31, 2023	–	65	1,976	73	657	2,771

1	Includes amounts related to restructuring. Refer to Note 26 for further details.